Investment in equity method investees	12 Months Ended
Dec. 31, 2020
Investment in equity method investees
Investment in equity method investees
9.	Investments in equity method investees
Investments in equity method investees as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Kunshan Baowei Information Technology Limited (“Kunshan Baowei”)	294,527	307,097
Shenzhen Tencent Puhe Limited Partnership (“Tencent Puhe”)	251,915	198,744
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership (“Sequoia Fashion and Technology”) (i)	96,712	176,810
Ningbo Shanjing (ii)	829,410	—
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”) (ii)	510,223	510,117
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd (“Zhengzhou Shan Shan”) (ii)	470,934	489,034
Harbin Shan Shan (ii)	440,821	—
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”) (ii)	123,758	166,717
Others (iii)	153,162	197,892
Less:
Impairment	(58,510)	(96,624)

Total	3,112,952	1,949,787

(i)
In October 2019, the Group acquired 17% limited partnership interest in Sequoia Fashion and Technology, which is a PRC limited partnership industry fund.As of December 31, 2020, the Group’s total contribution to the fund amounted to RMB230 million and there is a remaining investment commitment of RMB1,770 million.

(ii)
In July 2019, the Group acquired equity interests of 54%, 60%, 51%, 60% and 41%, respectively in Ningbo Shanjing, Shanxi Shan Shan, Zhengzhou Shan Shan, Harbin Shan Shan and Gansu Shan Shan, as a part of the identifiable assets acquired from the business acquisitions. These five joint ventures are all incorporated in PRC and engage in outlets operating business.

During the year ended December 31, 2020, the Group acquired additional equity interests in Ningbo Shanjing and Harbin Shan Shan and consolidated these two outlets from the respective acquisition dates. At the acquisition date, a total gain of RMB52,820 was recognized as a result of fair value remeasurement on the existing equity method investees. Please refer to Note 3 for details.
During the year ended December 31, 2020, the Group acquired an additional 9% equity interest of Gansu Shan Shan for a cash consideration of RMB45 million. Subsequent to this transaction, the Group holds 50% equity interest of Gansu Shan Shan with no controlling interest per shareholders’ agreement.
During the years ended December 31, 2018, 2019 and 2020, the Group recognized its share of (loss) income of equity method investees in the amount of RMB(46,999), RMB27,182 and RMB30,015, respectively. Nil, nil and RMB43,160 impairment have been recorded on these investments accounted for under equity method for the year ended December 31, 2018, 2019 and 2020, respectively.

(iii)
During the year ended December 31, 2020, the Group recognized gain on disposal of an equity method investee in the amount of RMB4,809. There was no disposal of investments in equity method investees for the years ended December 31, 2018 and 2019, respectively.